SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 55.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	43,659	$448
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	22,319	223
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,089	91
SEI Institutional Managed Trust Real Return Fund, Cl Y	7,524	75

Total Fixed Income Funds (Cost $841) ($ Thousands)		837

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	29,607	301
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,953	75
SEI Institutional Managed Trust Multi-Asset lnflation Managed Fund, Cl Y	9,056	75

Total Multi-Asset Funds (Cost $442) ($ Thousands)		451

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,924	75
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,579	60

Total Equity Funds (Cost $129) ($ Thousands)		135

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 2.220%**	74,396	74

Total Money Market Fund (Cost $74) ($ Thousands)		74

Total Investments in Securities — 100.0% (Cost $1,486) ($ Thousands)		$1,497

Percentages are based on Net Assets of $1,496 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2019.

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Defensive Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 478	$ 2	$ (35)	$ (1)	$ 4	$ 448	43,659	$ 2	$ —
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	239	2	(18)	—	—	223	22,319	1	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	96	1	(8)	—	2	91	8,089	1	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	79	—	(5)	—	1	75	7,524	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	318	—	(26)	—	9	301	29,607	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	79	1	(9)	—	4	75	6,953	1	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	79	—	(7)	—	3	75	9,056	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	78	—	(9)	(2)	8	75	6,924	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	63	—	(10)	(1)	8	60	3,579	—	—
SEI Daily Income Trust Government Fund, Cl F	80	—	(6)	—	—	74	74,396	—	—

Totals	$ 1,589	$ 6	$ (133)	$ (4)	$ 39	$ 1,497	212,106	$ 5	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report /March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	185,858	$1,907
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	54,556	509
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	65,544	636
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	127,251	1,273
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	136,121	1,524
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	18,577	127
SEI Institutional Managed Trust Real Return Fund, Cl Y	51,063	509

Total Fixed Income Funds (Cost $6,479) ($ Thousands)		6,485

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	38,600	383
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	213,340	2,165
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	70,630	762
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	76,788	636

Total Multi-Asset Funds (Cost $3,886) ($ Thousands)		3,946

Equity Funds — 18.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	129,848	1,406
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	53,022	896

Total Equity Funds (Cost $2,240) ($ Thousands)		2,302

Total Investments in Securities — 100.1% (Cost $12,605) ($ Thousands)		$12,733

        Percentages are based on Net Assets of $12,723 ($ Thousands).

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Conservative Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 1,887	$ 179	$ (171)	$ (4)	$ 16	$ 1,907	185,858	$ 10	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	503	48	(44)	—	2	509	54,556	3	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	628	39	(67)	(5)	40	636	65,544	—	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,258	121	(106)	—	—	1,273	127,251	8	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,513	140	(167)	(6)	44	1,524	136,121	13	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	125	11	(16)	—	7	127	18,577	2	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	503	44	(46)	(1)	9	509	51,063	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	378	23	(56)	(3)	41	383	38,600	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,136	173	(202)	(2)	60	2,165	213,340	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	755	58	(91)	—	40	762	70,630	8	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	627	49	(62)	(4)	27	636	76,788	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,383	97	(203)	(14)	143	1,406	129,848	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	878	75	(153)	(6)	102	896	53,022	—	—

Totals	$ 12,574	$ 1,057	$ (1,384)	$ (45)	$ 531	$ 12,733	1,221,197	$ 44	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 35.9%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	93,522	$960
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	38,523	359
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	74,326	721
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	171,827	1,924
SEI Institutional Managed Trust Real Return Fund, Cl Y	36,229	361

Total Fixed Income Funds (Cost $4,321) ($ Thousands)		4,325

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	182,728	1,811
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	118,728	1,205
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	55,696	601
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	72,635	601

Total Multi-Asset Funds (Cost $4,109) ($ Thousands)		4,218

Equity Funds — 29.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	167,423	1,813
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	21,060	482
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	71,619	1,211

Total Equity Funds (Cost $3,455) ($ Thousands)		3,506

Total Investments in Securities — 100.1% (Cost $11,885) ($ Thousands)		$12,049

Percentages are based on Net Assets of $12,036 ($ Thousands).

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Moderate Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 908	$ 49	$ (3)	$ —	$ 6	$ 960	93,522	$ 5	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	340	19	(2)	—	2	359	38,523	2	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	680	13	(10)	(1)	39	721	74,326	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	1,817	86	(25)	(1)	47	1,924	171,827	15	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	340	15	—	—	6	361	36,229	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,700	9	(71)	(2)	175	1,811	182,728	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,133	44	(4)	—	32	1,205	118,728	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	566	15	(11)	—	31	601	55,696	6	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	560	22	(2)	—	21	601	72,635	—	—
SEI Institutional Managed Trust - Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	1,700	10	(53)	(7)	163	1,813	167,423	—	—
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	455	—	(23)	(3)	53	482	21,060	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,133	13	(59)	(7)	131	1,211	71,619	—	—

Totals	$ 11,332	$ 295	$ (263)	$ (21)	$ 706	$ 12,049	1,104,316	$ 28	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report /March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 62 .9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	38,710	$446
SEI Institutional International Trust International Equity Fund, Cl Y	127,263	1,336
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	40,585	515
SEI Institutional Managed Trust Large Cap Fund, Cl Y	100,182	1,348
SEI Institutional Managed Trust Small Cap Fund, Cl Y	34,080	381

Total Equity Funds (Cost $3,659) ($ Thousands)		4,026

Multi-Asset Fund — 20.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	131,128	1,300

Total Multi-Asset Fund (Cost $1,266) ($ Thousands)		1,300

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	39,086	379
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	28,629	321
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	56,052	384

Total Fixed Income Funds (Cost $1,071) ($ Thousands)		1,084

Total Investments in Securities — 100.2% (Cost $5,996) ($ Thousands)		$6,410

Percentages are based on Net Assets of $6,397 ($ Thousands).

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Market Plus Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 411	$ 6	$ (14)	$ (2)	$ 45	$ 446	38,710	$ —	$ —
SEI Institutional International Trust International Equity Fund, CI Y	1,231	6	(28)	(3)	130	1,336	127,263	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	476	—	(21)	(1)	61	515	40,585	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,255	2	(68)	(11)	170	1,348	100,182	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	361	2	(33)	(8)	59	381	34,080	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	1,169	30	(20)	(2)	123	1,300	131,128	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	347	17	(5)	—	20	379	39,086	—	—
SEI Institutional Managed Trust Core Fixed, Cl Y	290	24	(1)	—	8	321	28,629	2	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	346	21	(2)	—	19	384	56,052	6	—

Totals	$ 5,886	$ 108	$ (192)	$ (27)	$ 635	$ 6,410	595,715	$ 8	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	57,304	$556
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	251,170	2,813
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	81,837	561

Total Fixed Income Funds (Cost $3,915) ($ Thousands)		3,930

Multi-Asset Funds — 33.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	227,899	2,259
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	51,913	560
SEI Institutional Managed Trust Multi-Asset lnflation Managed Fund, Cl Y	107,763	892

Total Multi-Asset Funds (Cost $3,682) ($ Thousands)		3,711

Equity Funds — 31.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	29,117	336
SEI Institutional International Trust International Equity Fund, Cl Y	105,886	1,112
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	44,153	560
SEI Institutional Managed Trust Large Cap Fund, Cl Y	91,565	1,232
SEI Institutional Managed Trust Small Cap Fund, Cl Y	29,828	333

Total Equity Funds (Cost $3,261) ($ Thousands)		3,573

Total Investments in Securities — 100.2% (Cost $10,858) ($ Thousands)		$11.214

Percentages are based on Net Assets of $11,192 ($ Thousands).

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Balanced Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 529	$ 7	$ (9)	$ (1)	$ 30	$ 556	57,304	$ —	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,655	144	(54)	(2)	70	2,813	251,170	22	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	527	17	(11)	—	28	561	81,837	8	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,123	—	(79)	(7)	222	2,259	227,899	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	530	12	(11)	—	29	560	51,913	6	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	841	35	(15)	(1)	32	892	107,763	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	320	3	(20)	(3)	36	336	29,117	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	1,065	9	(70)	(10)	118	1,112	105,886	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	533	2	(42)	(1)	68	560	44,153	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,176	9	(102)	(15)	164	1,232	91,565	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	321	6	(40)	(8)	54	333	29,828	—	—

Totals	$ 10,620	$ 244	$ (453)	$ (48)	$ 851	$ 11,214	1,078,435	$ 36	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 44.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	53,081	$612
SEI Institutional International Trust International Equity Fund, Cl Y	218,581	2,295
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	72,343	918
SEI Institutional Managed Trust Large Cap Fund, Cl Y	182,015	2,449
SEI Institutional Managed Trust Small Cap Fund, Cl Y	41,057	459

Total Equity Funds (Cost $6,106) ($ Thousands)		6,733

Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	308,792	3,060
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	56,722	612
SEI Institutional Managed Trust Multi-Asset lnflation Managed Fund, Cl Y	147,832	1,224

Total Multi-Asset Funds (Cost $4,876) ($ Thousands)		4,896

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	78,869	765
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	191,258	2,142
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	111,521	765

Total Fixed Income Funds (Cost $3,655) ($ Thousands)		3,672

Total Investments in Securities — 100.2% (Cost $14,637) ($ Thousands)		$15,301

        Percentages are based on Net Assets of $15,270 ($ Thousands).

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

VP Market Growth Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 575	$ 8	$ (31)	$ (4)	$ 64	$ 612	53,081	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	2,162	24	(110)	(16)	235	2,295	218,581	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	861	6	(57)	—	108	918	72,343	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,294	15	(153)	(20)	313	2,449	182,015	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	432	9	(43)	(8)	69	459	41,057	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,862	55	(149)	(11)	303	3,060	308,792	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	571	25	(15)	—	31	612	56,722	6	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,136	64	(17)	(2)	43	1,224	147,832	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	714	35	(24)	(1)	41	765	78,869	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,002	150	(62)	(2)	54	2,142	191,258	17	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	717	31	(21)	(1)	39	765	111,521	11	—

Totals	$ 14,326	$ 422	$ (682)	$ (65)	$ 1,300	$ 15,301	1,462,070	$ 34	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2019